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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Prides Capital Partners, L.L.C.
Address:  200 High Street; Suite 700
          Boston, MA 02110

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Managing Member
Phone:  617.778.9200

Signature, Place, and Date of Signing:

/s/ Murray A. Indick                 Boston, MA                  August 13, 2008
---------------------       -----------------------------        ---------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           10
Form 13F Information Table Value Total:  $   177,202
                                          (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number           Name
______    28-________________________    _______________________________

                          FORM 13F INFORMATION TABLE
                                See Excel sheet

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
                                                                     SHR or
                                                   Value  Shares/PRN PRN AMT PUT/ Investment  Other          Voting   Authority
Name of Issuer           Title of Class   Cusip   (X1000)    AMT     SH/PRN  CALL Discretion Managers Sole   Shared     None
--------------           -------------- --------- ------- ---------- ------- ---- ---------- -------- ---- ---------- ---------
AMERITRANS CAP CORP             COM     03073H108  2,573     854,700   SH           SHARED                    854,700
ARK RESTAURANTS CORP            COM     040712101  9,639     372,030   SH           SHARED                    372,030
EDIETS.COM                      COM     280597105 49,990  12,404,880   SH           SHARED                 12,404,880
FINLAY ENTERPRISES INC      COM NEW     317884203    676   1,572,190   SH           SHARED                  1,572,190
HEALTHTRONICS INC               COM     42222L107 17,823   5,450,308   SH           SHARED                  5,450,308
PRINCETON REVIEW INC            COM     742352107  6,816   1,008,273   SH           SHARED                  1,008,273
QC HOLDINGS INC                 COM     74729T101 13,204   1,695,049   SH           SHARED                  1,695,049
TRUMP ENTERTAINMENT
  RESORTS                       COM     89816T103  3,527   1,846,669   SH           SHARED                  1,846,669
VALASSIS COMMUNICATIONS
  INC                           COM     918866104 31,156   2,488,500   SH           SHARED                  2,488,500
WASTE SERVICES INC DEL      COM NEW     941075103 41,798   5,937,175   SH           SHARED                  5,937,175